OTHER NON-CURRENT ASSETS (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Apr. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
OTHER NON-CURRENT ASSETS
Deposits for leases		¥ 62,985	¥ 46,423
Other deposits	¥ 15,000	15,000
Others		20,740	11,093
Total other non-current assets		98,725	57,516
Period from date of memorandum, partial refund of deposits if the acquisition is not consummated	24 months
Deposit amount will be refunded if not consummated within 24 months	¥ 5,000
Other current assets
OTHER NON-CURRENT ASSETS
Deposits for leases		¥ 62,985	¥ 46,423